Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 3,541,597	₩ 4,218,099	₩ 3,336,003	₩ 2,365,022
Deposits in banks	743,316	78,663
Trade accounts and notes receivable	4,574,789	3,517,512
Non-trade receivables	108,875	140,616
Accrued income	13,024	3,864
Deposits	45,620	30,947
Short-term loans	22,518	28,491
Long-term loans	19,939	13,899
Long-term non-trade receivable	2,376	0
Lease receivables	18,209	22,262
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	3,540,475	4,217,943
Deposits in banks	743,316	78,663
Trade accounts and notes receivable	4,574,789	3,517,512
Non-trade receivables	108,875	140,616
Accrued income	13,024	3,864
Deposits	45,620	30,947
Short-term loans	22,518	28,491
Long-term loans	19,939	13,899
Long-term non-trade receivable	2,376	0
Lease receivables	18,209	22,262
Financial assets carried at amortized cost	9,089,141	8,054,197
Financial assets at fair value through profit or loss	68,370	11,740
Financial assets at fair value through other comprehensive income	9,158,464	8,066,009
Convertible securities [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,758	2,377
Convertible securities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,758	2,377
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	65,612	9,363
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	65,612	9,363
Financial assets effective for cash flow hedging	905	0
Debt instrument [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	48	72
Debt instrument [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 48	₩ 72